Acquisition of King's Gaming Promotion Limited (Details 1) (Kings Gaming [Member], USD $)	Dec. 31, 2010
Total Estimated Purchase Price	$ 75,973,890
Goodwill [Member]
Total Estimated Purchase Price	15,008,424
Gaming License Deposit [Member]
Total Estimated Purchase Price	12,446
Bad Debt Guarantee [Member]
Total Estimated Purchase Price	466,116
Non Compete Agreement [Member]
Total Estimated Purchase Price	792,304
Profit Interest Agreement [Member]
Total Estimated Purchase Price	$ 59,694,600